Equity Capital Structure and Equity Incentive Plan: (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Summary of Restricted Stock

Restricted stock activity during the year ended December 31, 2025 is analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2024	72,500	$4.15
Granted	—	—
Vested	(71,500)	4.15
Forfeited or expired	(1,000)	4.15
Outstanding at December 31, 2025	—	$—